Shareholder Fees - Intermediate Bond Fund - Intermediate Bond Fund	Apr. 30, 2021
Shareholder Fees:
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none